Morgan Stanley Dean Witter High Yield Securities Inc.    Two World Trade Center,
Letter to the Shareholders February 29, 2000            New York, New York 10048


DEAR SHAREHOLDER:

The six-month period ended February 29, 2000, was a difficult one for high-yield-bond investors. For much of the period, the high-yield market struggled to recover from the woes that had plagued it in late 1998. At that time, concerns about the effects of foreign-market crises on the U.S. economy sparked fears of a possible recession. These concerns led investors to seek the relative safety of U.S. government securities over more economically sensitive investments such as equities and high-yield bonds, resulting in a sharp correction in the high-yield marketplace.

The weak market conditions continued into and throughout much of calendar 1999 as investor concerns over the foreign-market crises and a possible recession were replaced with worries about sharply rising interest rates, credit-tightening actions by the Federal Reserve Board, the looming threat of inflation and uncertainty about the Y2K bug's potential effects on corporate earnings and the financial markets. These fears adversely affected all of the fixed-income markets during 1999, with Treasuries and municipal bonds also suffering significant losses.

On a more positive note, as a result of the weakness in the market over the past year and a half, yields on lower-rated corporate bonds are approaching their highest levels in nearly a decade. Today, high-yield bonds are providing an unusually large yield advantage over Treasuries. Historically, abnormally high yield advantages have signaled a turning point in the high-yield market, resulting in strong total returns as bond prices recover.

PERFORMANCE

For the six-month period ended February 29, 2000, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of 3.32 percent and
3.40 percent, respectively. The Fund outperformed the Credit Suisse First Boston High Yield Index, which returned 1.89 percent. For the same period, the Fund's Class B and C shares had total returns of 3.02 percent and 2.97 percent, respectively. The performance of the Fund's

Morgan Stanley Dean Witter High Yield Securities Inc.
Letter to the Shareholders February 29, 2000, continued

four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

PORTFOLIO STRATEGY

As discussed, the past year and a half has been an extremely difficult period for the high-yield market, particularly for B-rated securities, the market's largest sector. The result has been prolonged weakness in the high-yield market, causing high-yield bond prices to decline sharply and yields to rise dramatically. Although the Fund's position in the more defensive, higher quality end of the high-yield market held up relatively well during the turbulent market environment, its long-term core position in the B-rated sector was adversely affected. However, with yields on B-rated issues at or near 10-year highs, and with many issues trading at significant discounts to their stated maturity value, we view the B-rated sector as extremely undervalued. In light of this positive long-term outlook, we are maintaining our focus on this large sector of the market, which we believe offers the Fund strong long-term total-return potential.

We presently view the telecommunications sector as being an excellent investment opportunity, given the overwhelming trend toward providing expanded worldwide telecommunications services, including voice, video and data services over a combination of hardline and wireless networks. The combination of very strong growth prospects for this industry, along with an incentive to form strategic partnerships with other major players, provides the fundamental backdrop for higher profitability and future significant credit improvement. Included among the Fund's current holdings are a number of telecom companies that have recently either announced important strategic partnerships or raised equity capital to fuel future growth and profits. These holdings include Advanced Radio Telecom, American Mobile Satellite, Arch Communications, Caprock Communications, Covad Communications, Dobson Communications, Level 3 Communications, NextLink Communications, Primus Telecommunications, Versatel Telecommunications, Viatel and Winstar Communications.

LOOKING AHEAD

In light of today's substantially higher yields and significantly discounted bond prices, we view the high-yield market as an excellent long-term investment opportunity, particularly given the favorable economic outlook. Assuming a soft landing in the economy, with growth continuing into the second half of the year, we would expect the high-yield market to recover and high-yield bond prices to rebound from their currently depressed levels. Although the B-rated segment of the market has not proven itself a good investment performer over the past year and a half, we remain confident that it offers attractive yield and appreciation potential for long-term investors.

Morgan Stanley Dean Witter High Yield Securities Inc.
Letter to the Shareholders February 29, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter High Yield Securities and look forward to serving your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                    /s/ MITCHELL M. MERIN
--------------------------                    ---------------------
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
Chairman of the Board                         President

Morgan Stanley Dean Witter High Yield Securities Inc.
Fund Performance February 29, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                      CLASS A SHARES*
-------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                        4.76%(1)        0.30%(2)
5 Years                       7.90%(1)        6.97%(2)
10 Years                      9.38%(1)        8.91%(2)


                      CLASS C SHARES+
-------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                        4.26%(1)        3.34%(2)
Since Inception (7/28/97)     1.63%(1)        1.63 %(2)



                      CLASS B SHARES**
-------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                        4.18%(1)       (0.41)%(2)
Since Inception (7/28/97)     1.67%(1)        0.79 %(2)



                      CLASS D SHARES++
-------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                        4.96%(1)
5 Years                       8.14%(1)
10 Years                      9.64%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                    COUPON       MATURITY
 THOUSANDS                                                     RATE          DATE          VALUE
----------------------------------------------------------------------------------------------------
            CORPORATE BONDS (94.4%)
            Advertising (0.4%)
 $ 10,000   Interep National Radio Sales Inc. ..........       10.00 %    07/01/08    $    9,250,000
                                                                                      --------------
            Aerospace (0.5%)
   12,500   Sabreliner Corp. - 144A* ...................       11.00      06/15/08        10,375,000
                                                                                      --------------
            Beverages - Non-Alcoholic (0.4%)
   10,000   Sparkling Spring Water (Canada) ............       11.50      11/15/07         8,100,000
                                                                                      --------------
            Books/Magazine (0.7%)
    4,500   American Media Operations, Inc. ............       10.25      05/01/09         4,432,500
   10,500   Perry-Judds, Inc. ..........................       10.625     12/15/07         8,793,750
    3,000   Phoenix Color Corp. ........................       10.375     02/01/09         2,887,500
                                                                                      --------------
                                                                                          16,113,750
                                                                                      --------------
            Broadcast Media (0.7%)
    5,000   Jones International Networks Ltd. ..........       11.75      07/01/05         5,150,000
   10,000   Tri-State Outdoor Mediagroup, Inc. .........       11.00      05/15/08         9,650,000
                                                                                      --------------
                                                                                          14,800,000
                                                                                      --------------
            Broadcasting (1.5%)
   15,000   Capstar Broadcasting Partners, Inc. ........       12.75++    02/01/09        13,500,000
    6,000   Cumulus Media Inc. .........................       10.375     07/01/08         6,150,000
   14,000   STC Broadcasting, Inc. .....................       11.00      03/15/07        13,860,000
                                                                                      --------------
                                                                                          33,510,000
                                                                                      --------------
            Cable Television (5.6%)
   30,500   21st Century Telecom Group, Inc. ...........       12.25++    02/15/08        21,083,125
   50,687   Australis Holdings Property Ltd.
              (Australia) (a) ..........................       15.00++    11/01/02           506,870
    4,404   Australis Media Ltd. - 144A*
              (Australia) (a) ..........................        0.00      11/01/00           555,478
    3,000   Classic Cable Inc. - 144A* .................       10.50      03/01/10         3,000,000
   16,000   Diva Systems Corp. (Series B) ..............       12.625++   03/01/08         8,640,000
   13,955   FrontierVision Operating Partners, L.P.            11.00      10/15/06        14,513,200
   10,000   James Cable Partners L.P. (Series B) .......       10.75      08/15/04         9,975,000
   23,800   Knology Holdings, Inc. .....................       11.875++   10/15/07        15,470,000
   15,000   Ono Finance PLC (United Kingdom) ...........       13.00      05/01/09        15,675,000
   42,500   Optel, Inc. (Series B) (a) (b) .............       11.50      07/01/08        36,975,000
                                                                                      --------------
                                                                                         126,393,673
                                                                                      --------------
            Casino/Gambling (1.5%)
   22,000   Aladdin Gaming Capital Corp.
              (Series B) ...............................       13.50++    03/01/10        11,165,000
   20,500   Fitzgeralds Gaming Corp.
              (Series B) (b) ...........................       12.25      12/15/04        10,865,000
   12,300   Riviera Holdings Corp. .....................       10.00      08/15/04        11,070,000
                                                                                      --------------
                                                                                          33,100,000
                                                                                      --------------
            Cellular Telephone (6.0%)
    6,000   Centennial Cellular ........................       10.75      12/15/08         6,120,000
   15,531   Clearnet Communications, Inc. (Canada)             14.75++    12/15/05        15,608,655
   15,500   Dobson/Sygnet Communications ...............       12.25      12/15/08        16,585,000
   28,300   Dolphin Telecom PLC
              (United Kingdom) (Series B) ..............       14.00++    05/15/09        11,603,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                  COUPON        MATURITY
THOUSANDS                                                   RATE           DATE              VALUE
----------------------------------------------------------------------------------------------------

 $ 20,130   Dolphin Telecom PLC
              (United Kingdom) ........................    11.50++%        06/01/08    $    9,259,800
   20,000   Nextel Communications, Inc. ...............    10.65++         09/15/07        15,300,000
   17,000   Nextel Partners, Inc. .....................    14.00++         02/01/09        11,390,000
    8,000   Omnipoint Corp. - 144A* ...................    11.50           09/15/09         8,720,000
   24,700   Tritel PCS Inc. ...........................    12.75           05/15/09        16,055,000
   20,099   Triton PCS, Inc. ..........................    11.00++         05/01/08        14,370,785
   10,000   Voicestream Wireless Corp. - 144A* ........    10.375          11/15/09        10,300,000
                                                                                       --------------
                                                                                          135,312,240
                                                                                       --------------
            Construction/Agricultural
              Equipment/Trucks (0.6%)
   13,350   J.B. Poindexter & Co., Inc. ...............    12.50           05/15/04        12,816,000
                                                                                       --------------
            Consumer Electronic/Appliances (1.2%)
   84,930   International Semi-Tech
              Microelectronics, Inc. (Canada) (a) .....    11.50++         08/15/03         4,246,500
   10,000   Salton Inc. ...............................    10.75           12/15/05        10,125,000
   13,000   Windmere-Durable Holdings, Inc. ...........    10.00           07/31/08        12,707,500
                                                                                       --------------
                                                                                           27,079,000
                                                                                       --------------
            Consumer Specialties (1.3%)
   35,000   Samsonite Corp. ...........................    10.75           06/15/08        29,750,000
                                                                                       --------------
            Consumer/Business Services (4.1%)
   28,000   Anacomp, Inc. (Series B) ..................    10.875          04/01/04        27,160,000
    5,900   Anacomp, Inc. (Series D) ..................    10.875          04/01/04         5,723,000
   11,000   Buhrmann U.S. Inc. - 144A* ................    12.25           11/01/09        11,302,500
   13,000   Comforce Operating, Inc. ..................    12.00           12/01/07         7,800,000
   10,000   Entex Information Services, Inc. ..........    12.50           08/01/06         3,500,000
   23,500   MDC Communications Corp. (Canada) .........    10.50           12/01/06        22,560,000
   15,200   Muzak LLC .................................     9.875          03/15/09        14,516,000
                                                                                       --------------
                                                                                           92,561,500
                                                                                       --------------
            Containers/Packaging (3.1%)
   11,900   Berry Plastics Corp. ......................    12.25           04/15/04        12,019,000
   13,250   Berry Plastics Corp. - 144A* ..............    11.00           07/15/07        12,985,000
   27,081   Envirodyne Industries, Inc. ...............    10.25           12/01/01        13,811,310
    9,500   Impac Group Inc. (Series B) ...............    10.125          03/15/08         8,075,000
   10,000   LLS Corp. .................................    11.625          08/01/09         9,675,000
   14,715   Packaging Resources, Inc. .................    11.625          05/01/03        11,919,150
                                                                                       --------------
                                                                                           68,484,460
                                                                                       --------------
            Contract Drilling (0.9%)
   34,000   Northern Offshore ASA (Series B)
              (Norway) ................................    10.00           05/15/05        20,740,000
                                                                                       --------------
            Diversified Electronic Products (0.9%)
   15,450   High Voltage Engineering, Inc. ............    10.75           08/15/04        12,746,250
    8,000   Telecommunication Techniques Co. ..........     9.75           05/15/08         7,300,000
                                                                                       --------------
                                                                                           20,046,250
                                                                                       --------------
            Diversified Manufacturing (3.6%)
   19,650   Eagle-Picher Industries, Inc. .............     9.375          03/01/08        16,702,500
   20,000   Jordan Industries, Inc. (Series B) ........    10.375          08/01/07        19,600,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                   COUPON        MATURITY
THOUSANDS                                                    RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------
 $ 57,338   Jordan Industries, Inc. (Series B) .........    11.75++%      04/01/09    $   38,989,840
    6,200   Jordan Industries, Inc. (Series D) .........    10.375        08/01/07         6,076,000
                                                                                      --------------
                                                                                          81,368,340
                                                                                      --------------
            Drugstore Chains (0.5%)
   10,000   Community Distributors, Inc. (Series B).....    10.25         10/15/04         8,150,000
    5,500   Rite Aid Corp. .............................     7.70         02/15/27         3,080,000
                                                                                      --------------
                                                                                          11,230,000
                                                                                      --------------
            Electronic Distributors (0.1%)
   20,000   CHS Electronics, Inc. ......................     9.875        04/15/05         1,600,000
                                                                                      --------------
            Engineering & Construction (0.7%)
    5,000   Metromedia Fiber Network ...................    10.00         12/15/09         4,962,500
   10,000   Metromedia Fiber Network (Series B) ........    10.00         11/15/08         9,887,500
                                                                                      --------------
                                                                                          14,850,000
                                                                                      --------------
            Entertainment & Leisure (0.2%)
   10,850   AMF Bowling Worldwide, Inc.
            (Series B) .................................    10.875        03/15/06         4,665,500
                                                                                      --------------
            Environmental Services (0.5%)
   13,500   Allied Waste North America Inc. ............    10.00         08/01/09        11,306,250
                                                                                      --------------
            Food Chains (0.7%)
    9,185   Eagle Food Centers Inc. (a) ................     8.625        04/15/00         3,674,000
   16,500   Pueblo Xtra International, Inc. ............     9.50         08/01/03         7,920,000
    9,748   Pueblo Xtra International, Inc.
            (Series C) .................................     9.50         08/01/03         4,679,040
                                                                                      --------------
                                                                                          16,273,040
                                                                                      --------------
            Food Distributors (2.0%)
    9,965   Fleming Companies, Inc. (Series B) .........    10.50         12/01/04         9,242,538
   28,275   Fleming Companies, Inc. (Series B) .........    10.625        07/31/07        25,518,187
   10,000   Volume Services America, Inc. ..............    11.25         03/01/09         9,775,000
                                                                                      --------------
                                                                                          44,535,725
                                                                                      --------------
            Hotels/Resorts (1.1%)
   13,000   Epic Resorts LLC (Series B) ................    13.00         06/15/05         9,490,000
   24,035   Resort At Summerlin (Series B) .............    13.00         12/15/07        15,622,698
                                                                                      --------------
                                                                                          25,112,698
                                                                                      --------------
            Industrial Specialties (2.1%)
   10,000   Cabot Safety Corp. .........................    12.50         07/15/05        10,100,000
   14,500   Indesco International, Inc. ................     9.75         04/15/08         4,930,000
   21,963   International Wire Group, Inc. .............    11.75         06/01/05        22,402,260
   10,500   Outsourcing Services Group, Inc.
            (Series B) .................................    10.875        03/01/06         9,030,000
                                                                                      --------------
                                                                                          46,462,260
                                                                                      --------------
            Internet Services (2.6%)
   13,300   Cybernet Internet Services Inc. ............    14.00         07/01/09        11,039,000
   15,600   Globix Corp. - 144A* .......................    12.50         02/01/10        15,756,000
    8,000   Psinet Inc. ................................    11.00         08/01/09         7,920,000
    7,000   Psinet Inc. - 144A* ........................    10.50         12/01/06         6,895,000
    3,120   Verio Inc. .................................    10.375        04/01/05         3,088,800

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                               COUPON       MATURITY
THOUSANDS                                                 RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------
 $  8,000   Verio Inc. ............................       11.25 %    12/01/08    $    8,200,000
    5,000   Verio Inc. - 144A* ....................       10.625     11/15/09         4,987,500
                                                                                 --------------
                                                                                     57,886,300
                                                                                 --------------
            Medical Specialties (0.5%)
   26,500   MEDIQ/PRN Life Support Services, Inc.         11.00      06/01/08         3,975,000
   10,000   Universal Hospital Services, Inc.
              (issued 02/25/98) ...................       10.25      03/01/08         6,500,000
    3,000   Universal Hospital Services, Inc.
              (issued 01/26/99) ...................       10.25      03/01/08         1,860,000
                                                                                 --------------
                                                                                     12,335,000
                                                                                 --------------
            Medical/Nursing Services (0.7%)
    7,500   Pediatric Services of America, Inc.
              (Series A) ..........................       10.00      04/15/08         3,750,000
   12,000   Unilab Finance Corp. ..................       12.75      10/01/09        12,180,000
                                                                                 --------------
                                                                                     15,930,000
                                                                                 --------------
            Military/Gov't/Technical (0.6%)
   15,000   Loral Space & Communications Ltd. .....        9.50      01/15/06        12,975,000
                                                                                 --------------
            Movies/Entertainment (0.5%)
   15,250   Regal Cinemas Inc. ....................        9.50      06/01/08        10,217,500
                                                                                 --------------
            Office Equipment & Supplies (0.6%)
   22,000   Mosler, Inc. ..........................       11.00      04/15/03        14,300,000
                                                                                 --------------
            Oil Refining/Marketing (0.0%)
   53,800   Transamerican Refining Corp.
              (Series B) (a) (b) ..................       16.00      06/30/03           672,500
                                                                                 --------------
            Other Consumer Services (0.3%)
   10,000   Source Media Inc. .....................       12.00      11/01/04         7,000,000
                                                                                 --------------
            Other Telecommunications (12.5%)
   11,500   Birch Telecom Inc. ....................       14.00      06/15/08        11,500,000
   23,950   DTI Holdings, Inc. (Series B) .........       12.50++    03/01/08        11,735,500
   12,585   Espirit Telecom Group PLC
              (United Kingdom) ....................       11.50      12/15/07        12,144,525
   19,250   Esprit Telecom Group PLC
              (United Kingdom) ....................       10.875     06/15/08        18,383,750
   47,000   Firstworld Communications, Inc. .......       13.00++    04/15/08        23,970,000
   20,750   Globenet Comm Group Ltd. - 144A*
              (Bermuda) ...........................       13.00      07/15/07        19,920,000
   15,000   Pac-West Telecomm Inc. (Series B) .....       13.50      02/01/09        15,900,000
    3,000   Primus Telecomm Group .................       11.75      08/01/04         2,970,000
    7,000   Primus Telecomm Group .................       11.25      01/15/09         6,685,000
   32,900   Primus Telecommunication Group, Inc.
              (Series B) ..........................        9.875     05/15/08        29,610,000
    2,000   RSL Communications PLC
              (United Kingdom) ....................        9.125     03/01/08         1,630,000
    9,000   RSL Communications PLC
              (United Kingdom) ....................       10.50      11/15/08         7,830,000
    3,000   RSL Communications PLC
              (United Kingdom) ....................        9.875     11/15/09         2,505,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                               COUPON       MATURITY
THOUSANDS                                                 RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------
 $ 15,000   Tele1 Europe BV (Netherlands) .........       13.00 %    05/15/09    $   15,750,000
   12,000   Versatel Telecom BV (Netherlands)
              (issued 05/27/98) ...................       13.25      05/15/08        13,080,000
   24,500   Versatel Telecom BV (Netherlands)
              (issued 12/03/98) ...................       13.25      05/15/08        26,705,000
   14,195   Viatel Inc. ...........................       11.25      04/15/08        13,414,275
    4,500   Viatel Inc. ...........................       11.50      03/15/09         4,297,500
   35,100   World Access, Inc. ....................       13.25      01/15/08        31,677,750
   11,500   Worldwide Fiber Inc. - 144A* ..........       12.00      08/01/09        11,845,000
                                                                                 --------------
                                                                                    281,553,300
                                                                                 --------------
            Packaged Goods/Cosmetics (0.5%)
   11,000   J.B. Williams Holdings, Inc. ..........       12.00      03/01/04        11,220,000
                                                                                 --------------
            Printing/Forms (0.3%)
   13,000   Premier Graphics Inc. .................       11.50      12/01/05         5,850,000
                                                                                 --------------
            Rental/Leasing Companies (0.4%)
    9,000   Neff Corp. ............................       10.25      06/01/08         8,730,000
                                                                                 --------------
            Restaurants (3.3%)
  141,992   American Restaurant Group Holdings,
            Inc. - 144A* (c) ......................        0.00      12/15/05        44,017,520
   34,207   FRD Acquisition Corp. (Series B) ......       12.50      07/15/04        14,366,940
   20,000   Friendly Ice Cream Corp. ..............       10.50      12/01/07        15,800,000
                                                                                 --------------
                                                                                     74,184,460
                                                                                 --------------
            Retail - Specialty (1.7%)
    9,000   Mrs. Fields Holdings Co. - 144A*
              (Units)  ............................       14.00++    12/01/05         5,040,000
    1,000   National Wine & Spirits ...............       10.125     01/15/09           975,000
   18,225   Pantry, Inc. ..........................       10.25      10/15/07        17,313,750
   17,500   Petro Stopping Centers L.P. ...........       10.50      02/01/07        15,575,000
                                                                                 --------------
                                                                                     38,903,750
                                                                                 --------------
            Specialty Chemicals (0.9%)
   15,000   Lyondell Chemical Co. (Series B) ......        9.875     05/01/07        14,400,000
    6,000   Octel Developments PLC
              (United Kingdom) ....................       10.00      05/01/06         5,880,000
                                                                                 --------------
                                                                                     20,280,000
                                                                                 --------------
            Specialty Foods/Candy (1.3%)
  200,598   SFAC New Holdings Inc. (c) ............       13.00++    06/15/09        30,089,648
                                                                                 --------------
            Telecommunication Equipment (1.2%)
   17,100   SBA Communications Corp. ..............       12.00++    03/01/08        12,012,750
   18,500   Spectrasite Holdings, Inc. ............       12.00++    07/15/08        12,210,000
    3,500   Spectrasite Holdings, Inc. ............       11.25++    04/15/09         2,047,500
                                                                                 --------------
                                                                                     26,270,250
                                                                                 --------------
            Telecommunications (14.5%)
   15,000   Caprock Communications Corp. ..........       11.50      05/01/09        15,300,000
   16,000   Caprock Communications Corp.
              (Series B) ..........................       12.00      07/15/08        16,480,000
   20,000   Covad Communications Group, Inc .......       12.50      02/15/09        20,300,000
   54,375   e. Spire Communications, Inc. .........       13.75      07/15/07        45,131,250

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                    COUPON         MATURITY
THOUSANDS                                                      RATE            DATE          VALUE
-----------------------------------------------------------------------------------------------------------
 $ 26,700   Focal Communications Corp. (Series B) .....    12.125%          02/15/08    $   18,156,000
   28,250   GST Equipment Funding, Inc. ...............    13.25            05/01/07        25,990,000
   23,750   GST Telecommunications, Inc. ..............    10.50++          05/01/08        11,756,250
   23,000   Hyperion Telecommunication, Inc.
              (Series B) ..............................    12.25            09/01/04        24,495,000
   26,500   Level 3 Communications, Inc. ..............     9.125           05/01/08        23,850,000
    2,000   MGC Communications Inc. (Series B) ........    13.00            10/01/04         2,025,000
    8,500   NEXTLINK Communications, Inc. .............    12.50            04/15/06         8,925,000
   17,500   NEXTLINK Communications, Inc. .............     9.00            03/15/08        16,275,000
   12,500   NEXTLINK Communications, Inc. .............    10.75            11/15/08        12,500,000
    9,000   NEXTLINK Communications, Inc. .............    10.75            06/01/09         9,045,000
   56,800   Normex Technologies Corp.
              (Series B) (a) (b) ......................    14.00++          05/15/02         6,248,000
   27,850   Rhythms Netconnections ....................    12.75            04/15/09        26,457,500
   14,965   Rhythms Netconnections (Series B) .........    13.50++          05/15/08         8,155,925
   13,850   Startec Global Communications Corp. .......    12.00            05/15/08        11,564,750
   11,300   Talton Holdings, Inc. (Series B) ..........    11.00            06/30/07        10,283,000
   12,000   Williams Communications Group Inc. ........    10.875           10/01/09        12,180,000
                                                                                        --------------
                                                                                           325,117,675
                                                                                        --------------
            Wireless Communications (11.1%)
   13,500   Advanced Radio Telecom Corp. ..............    14.00            02/15/07        12,690,000
   17,150   AMSC Aquisition Co. Inc. (Series B) .......    12.25            04/01/08        13,720,000
    9,000   Arch Communications, Inc. .................    12.75            07/01/07         7,470,000
    7,200   Arch Escrow Corp. .........................    13.75            04/15/08         6,336,000
    2,220   CellNet Data Systems, Inc. (a) ............    15.00            05/15/00         2,220,000
   65,300   CellNet Data Systems, Inc. (a) ............    14.00++          10/01/07         6,530,000
    5,625   Globalstar LP/Capital Corp. ...............    11.375           02/15/04         3,375,000
    1,085   Globalstar LP/Capital Corp. ...............    11.25            06/15/04           651,000
   24,610   Globalstar LP/Capital Corp. ...............    10.75            11/01/04        14,027,700
   10,000   Metricom, Inc. ............................    13.00            02/15/10         8,300,000
   16,739   Orbcomm Global LP/Capital Corp.
              (Series B) ..............................    14.00            08/15/04        15,902,050
   13,610   Paging Network, Inc. ......................     8.875           02/01/06        10,071,400
   42,580   Paging Network, Inc. ......................    10.125           08/01/07        31,509,200
   25,196   Paging Network, Inc. ......................    10.00            10/15/08        18,645,040
   20,230   USA Mobile Communications Holdings,
              Inc. ....................................     9.50            02/01/04        16,993,200
   18,800   USA Mobile Communications Holdings,
              Inc. ....................................    14.00            11/01/04        17,672,000
   61,500   WinStar Communications, Inc. ..............    14.00++          10/15/05        62,115,000
    1,500   Winstar Equipment Corp. ...................    12.50            03/15/04         1,620,000
                                                                                        --------------
                                                                                           249,847,590
                                                                                        --------------
            TOTAL CORPORATE BONDS
            (Identified Cost $2,606,107,625)........................................     2,119,198,659
                                                                                        --------------
            CONVERTIBLE BOND (0.1%)
            Entertainment & Leisure
    1,626   Premier Cruises Ltd. - 144A*
              (Identified Cost $1,626,000).............    10.00            08/15/05         1,593,480
                                                                                        --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
               COMMON STOCKS (d) (0.2%)
               Casino/Gambling (0.0%)
   207,312     Fitzgeralds Gaming Corp. .........................     $          207
                                                                      --------------
               Clothing/Shoe/Accessory Stores (0.0%)
 2,621,192     County Seat Stores, Inc. (c) .....................             23,591
                                                                      --------------
               Hotels/Resorts (0.1%)
     7,500     Motels of America, Inc. - 144A* ..................              1,875
   981,277     Premier Holdings Inc. (c) ........................          3,189,150
   781,421     Vagabond Inns, Inc. (Class D) ....................                782
                                                                      --------------
                                                                           3,191,807
                                                                      --------------
               Medical/Nursing Services (0.0%)
 1,151,324     Raintree Healthcare Corp. (c) ....................             10,362
                                                                      --------------
               Motor Vehicles (0.0%)
       709     Northern Holdings Industrial Corp. (c) ...........                  -
                                                                      --------------
               Other Telecommunications (0.1%)
    94,263     World Access, Inc. ...............................          1,790,997
                                                                      --------------
               Restaurants (0.0%)
    38,057     American Restaurant Group Holdings, Inc. - 144A* .              9,514
                                                                      --------------
               Specialty Foods/Candy (0.0%)
    10,908     SFAC New Holdings Inc. (c) .......................              2,727
   574,725     Specialty Foods Acquisition Corp. - 144A* ........            143,681
                                                                      --------------
                                                                             146,408
                                                                      --------------
               Telecommunication Equipment (0.0%)
   196,000     FWT, Inc. (Class A) (c) ..........................              1,960
                                                                      --------------
               Textiles (0.0%)
 1,754,730     United States Leather, Inc. (c) ..................             15,793
                                                                      --------------
               TOTAL COMMON STOCKS (Identified Cost $130,705,323)          5,190,639
                                                                      --------------
               PREFERRED STOCKS (0.2%)
               Oil Refining/Marketing (0.0%)
    94,432     Transamerica Refining Corp. (Conv.) (Class B)* ...                944
    51,938     Transamerica Refining Corp. (Conv.) (Class C)* ...                519
   136,926     Transamerica Refining Corp. (Conv.) (Class D)* ...              1,369
   283,295     Transamerica Refining Corp. (Conv.) (Class E)* ...              2,834
                                                                      --------------
                                                                               5,666
                                                                      --------------
               Restaurants (0.1%)
     4,155     American Restaurant Group Holdings, Inc. (Series B)         3,074,700
                                                                      --------------
               Telecommunication Equipment (0.1%)
 1,960,000     FWT, Inc. (Series A) (c) .........................            980,000
                                                                      --------------
               TOTAL PREFERRED STOCKS (Identified Cost $14,269,813)        4,060,366
                                                                      --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


 NUMBER OF                                                   EXPIRATION
 WARRANTS                                                       DATE              VALUE
---------------------------------------------------------------------------------------------
             WARRANTS (d) (2.4%)
             Aerospace (0.0%)
   9,000     Sabreliner Corp. - 144A* .................      04/15/03      $        90,000
                                                                           ---------------
             Cable Television (0.1%)
  48,000     Diva Systems Corp. - 144A* ...............      03/01/08              576,000
  15,000     Ono Finance PLC - 144A* (United Kingdom) .      05/31/09            2,250,000
                                                                           ---------------
                                                                                 2,826,000
                                                                           ---------------
             Casino/Gambling (0.0%)
 220,000     Aladdin Gaming Enterprises, Inc. - 144A* .      03/01/10                2,200
                                                                           ---------------
             Hotels/Resorts (0.0%)
  13,000     Epic Resorts LLC - 144A* .................      06/15/05                  130
  20,000     Resort At Summerlin - 144A* ..............      12/15/07                  200
                                                                           ---------------
                                                                                       330
                                                                           ---------------
             Internet Services (0.1%)
  13,300     Cybernet Internet Services Inc. - 144A* ..      07/01/09            2,261,000
                                                                           ---------------
             Oil Refining/Marketing (0.0%)
  20,000     Transamerican Refining Corp. - 144A* .....      06/30/03                   20
  33,800     Transamerican Refining Corp. - 144A* .....      06/30/03                   34
                                                                           ---------------
                                                                                        54
                                                                           ---------------
             Other Telecommunications (2.0%)
  11,500     Birch Telecom Inc. - 144A* ...............      06/15/08              632,500
 119,750     DTI Holdings Inc. - 144A* ................      03/01/08                1,198
  47,000     Firstworld Communications, Inc. - 144A* ..      04/15/08            9,400,000
  15,000     Tele1 Europe BV - 144A* (Netherlands) ....      05/15/09            4,800,000
  36,500     Versatel Telecom BV - 144A* (Netherlands)       05/15/08           30,294,999
                                                                           ---------------
                                                                                45,128,697
                                                                           ---------------
             Restaurants (0.0%)
   3,500     American Restaurant Group Holdings, Inc. -
               144A* ..................................      08/15/08                   35
                                                                           ---------------
             Telecommunications (0.0%)
  11,850     Startec Global Communications Corp. - 144A*     02/15/10              213,300
                                                                           ---------------
             Wireless Communications (0.2%)
  15,250     American Mobile Satellite Corp. - 144A* ..      04/01/08            1,448,750
  10,000     Metricom, Inc. ...........................      02/15/10            1,800,000
                                                                           ---------------
                                                                                 3,248,750
                                                                           ---------------
             TOTAL WARRANTS (Identified Cost $7,885,409)..............          53,770,366
                                                                           ---------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Portfolio of Investments February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON      MATURITY
THOUSANDS                                            RATE        DATE             VALUE
---------------------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT (e) (0.4%)
            U.S. GOVERNMENT AGENCY

 $  9,100   Federal Home Loan Mortgage Corp.
            (Amortized Cost $9,100,000)..........    5.72%      03/01/00     $    9,100,000
                                                                             --------------

            TOTAL INVESTMENTS
            (Identified Cost $2,769,694,170) (f) ........          97.7%      2,192,913,510

            OTHER ASSETS IN EXCESS OF LIABILITIES .......           2.3          52,731,259
                                                                   -----     --------------
            NET ASSETS ..................................          100.0%    $2,245,644,769
                                                                   =====     ==============

---------------------
*    Resale is restricted to qualified institutional investors.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
# Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing securities.
(e) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $98,279,258 and the aggregate gross unrealized depreciation is $675,059,918, resulting in net unrealized depreciation of $576,780,660.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000 (unaudited)

ASSETS:

Investments in securities, at value
  (identified cost $2,769,694,170) ..................................    $2,192,913,510
Cash ................................................................            47,168
Receivable for:
   Interest .........................................................        55,467,959
   Capital stock sold ...............................................         4,136,054
Prepaid expenses and other assets ...................................           172,892
                                                                         --------------
   TOTAL ASSETS .....................................................     2,252,737,583
                                                                         --------------
LIABILITIES:
Payable for:
   Capital stock repurchased ........................................         5,043,994
   Plan of distribution fee .........................................         1,130,917
   Investment management fee ........................................           697,720
Accrued expenses and other payables .................................           220,183
                                                                         --------------
   TOTAL LIABILITIES ................................................         7,092,814
                                                                         --------------
   NET ASSETS .......................................................    $2,245,644,769
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital .....................................................    $3,435,751,627
Net unrealized depreciation .........................................      (576,780,660)
Accumulated undistributed net investment income .....................           441,493
Accumulated net realized loss .......................................      (613,767,691)
                                                                         --------------
   NET ASSETS .......................................................    $2,245,644,769
                                                                         ==============
CLASS A SHARES:
Net Assets ..........................................................       $72,185,293
Shares Outstanding (500,000,000 authorized, $.01 par value)..........        13,608,773
   NET ASSET VALUE PER SHARE ........................................             $5.30
                                                                                  =====
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ..................             $5.54
                                                                                  =====
CLASS B SHARES:
Net Assets ..........................................................    $1,760,447,345
Shares Outstanding (500,000,000 authorized, $.01 par value) .........       332,640,982
   NET ASSET VALUE PER SHARE ........................................             $5.29
                                                                                  =====
CLASS C SHARES:
Net Assets ..........................................................      $103,091,407
Shares Outstanding (500,000,000 authorized, $.01 par value) .........        19,456,211
   NET ASSET VALUE PER SHARE ........................................             $5.30
                                                                                  =====
CLASS D SHARES:
Net Assets ..........................................................      $309,920,724
Shares Outstanding (500,000,000 authorized, $.01 par value) .........        58,427,516
   NET ASSET VALUE PER SHARE ........................................             $5.30
                                                                                  =====

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Statements, continued

STATEMENT OF OPERATIONS

For the six months ended February 29, 2000 (unaudited)


NET INVESTMENT INCOME:

INTEREST INCOME ...................................   $161,729,353
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........        55,025
Plan of distribution fee (Class B shares) .........     6,731,048
Plan of distribution fee (Class C shares) .........       447,376
Investment management fee .........................     4,459,953
Transfer agent fees and expenses ..................       914,026
Registration fees .................................        67,262
Custodian fees ....................................        48,124
Shareholder reports and notices ...................        48,063
Professional fees .................................        36,228
Directors' fees and expenses ......................         8,845
Other .............................................        14,525
                                                      ------------
   TOTAL EXPENSES .................................    12,830,475
                                                      ------------
   NET INVESTMENT INCOME ..........................   148,898,878
                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................     7,426,686
Net change in unrealized depreciation .............   (89,570,077)
                                                      ------------
   NET LOSS .......................................   (82,143,391)
                                                      ------------
NET INCREASE ......................................   $66,755,487
                                                      ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                        FOR THE SIX          FOR THE YEAR
                                                                        MONTHS ENDED             ENDED
                                                                     FEBRUARY 29, 2000      AUGUST 31, 1999
-------------------------------------------------------------------------------------------------------------
                                                                          (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ...........................................     $  148,898,878       $  289,651,675
Net realized gain (loss) ........................................          7,426,686          (65,548,410)
Net change in unrealized depreciation ...........................        (89,570,077)        (193,563,887)
                                                                      --------------       --------------
   NET INCREASE .................................................         66,755,487           30,539,378
                                                                      --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares ..................................................         (5,176,657)          (7,768,308)
Class B shares ..................................................       (123,486,442)        (229,484,007)
Class C shares ..................................................         (7,183,975)         (10,585,900)
Class D shares ..................................................        (22,701,673)         (47,045,091)
                                                                      --------------       --------------
   TOTAL DIVIDENDS ..............................................       (158,548,747)        (294,883,306)
                                                                      --------------       --------------
Net increase (decrease) from capital stock transactions .........       (101,271,636)         454,019,292
                                                                      --------------       --------------
   NET INCREASE (DECREASE) ......................................       (193,064,896)         189,675,364
NET ASSETS:
Beginning of period .............................................      2,438,709,665        2,249,034,301
                                                                      --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $441,493 and $10,091,362, respectively).......................     $2,245,644,769       $2,438,709,665
                                                                      ==============       ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited) continued

parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited) continued

assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% of the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of theses Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited) continued

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $55,526,435 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,908, $2,631,315 and $59,432, respectively and received $89,808 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2000, aggregated $209,271,104 and $374,723,936, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 29, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $2,907. At February 29, 2000, the Fund had an accrued pension liability of $53,677 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited) continued

5. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had a net capital loss carryover of approximately $544,681,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:


                                          AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------------------------------
    2000         2001         2002          2003         2004         2005         2006         2007
---------      -------      --------      -------      -------      -------      -------      -------
$ 182,201      $45,084      $166,660      $50,599      $23,296      $39,319      $12,603      $24,919
=========      =======      ========      =======      =======      =======      =======      =======

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income"). Due to the Fund's acquisition of High Income, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $64,990,000 during fiscal 1999.

At August 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and interest on bonds in default.

Morgan Stanley Dean Witter High Yield Securities Inc.
Notes to Financial Statements February 29, 2000 (unaudited) continued

6. CAPITAL STOCK

Transactions in capital stock were as follows:


                                                  FOR THE SIX                        FOR THE YEAR
                                                  MONTHS ENDED                          ENDED
                                               FEBRUARY 29, 2000                   AUGUST 31, 1999
------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
                                           SHARES            AMOUNT             SHARES            AMOUNT
                                        -----------           -------            -------           -------
CLASS A SHARES
Sold .................................    10,426,968     $   55,427,783         14,286,295    $   83,691,711
Reinvestment of dividends ............       493,181          2,606,425            663,857         3,835,707
Redeemed .............................    (9,768,740)       (51,686,278)        (7,475,634)      (43,226,489)
                                       -------------     --------------         ----------    --------------
Net increase - Class A ...............     1,151,409          6,347,930          7,474,518        44,300,929
                                       -------------     --------------         ----------    --------------
CLASS B SHARES
Sold .................................    44,018,288        233,724,541        158,254,779       925,430,936
Reinvestment of dividends ............     8,651,608         45,643,806         14,916,788        86,253,971
Redeemed .............................   (70,406,848)      (373,704,279)      (109,357,421)     (637,513,069)
                                       -------------     --------------       ------------    --------------
Net increase (decrease) - Class B ....   (17,736,952)       (94,335,932)        63,814,146       374,171,838
                                       -------------     --------------       ------------    --------------
CLASS C SHARES
Sold .................................     5,802,783         30,958,857         20,141,052       117,563,491
Reinvestment of dividends ............       713,830          3,768,883            965,180         5,575,865
Redeemed .............................    (6,881,079)       (36,595,689)       (10,489,731)      (60,989,647)
                                       -------------     --------------       ------------    --------------
Net increase (decrease) - Class C ....      (364,466)        (1,867,949)        10,616,501        62,149,709
                                       -------------     --------------       ------------    --------------
CLASS D SHARES
Sold .................................     5,516,218         29,222,384         13,701,316        80,018,104
Reinvestment of dividends ............     2,460,180         13,002,873          4,485,925        26,008,989
Redeemed .............................   (10,093,232)       (53,640,942)       (22,704,747)     (132,630,277)
                                       -------------     --------------       ------------    --------------
Net decrease - Class D ...............    (2,116,834)       (11,415,685)        (4,517,506)      (26,603,184)
                                       -------------     --------------       ------------    --------------
Net increase (decrease) in Fund ......   (19,066,843)    $ (101,271,636)        77,387,659    $  454,019,292
                                       =============     ==============       ============    ==============

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:


                                                                                                                FOR THE PERIOD
                                                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR    JULY 28, 1997*
                                                         MONTHS ENDED            ENDED             ENDED            THROUGH
                                                       FEBRUARY 29, 2000    AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                   (unaudited)

CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $5.51                $6.16             $6.82            $6.83
                                                             -----                -----             -----            -----
Income (loss) from investment operations:
 Net investment income ............................           0.36                 0.72              0.76             0.07
 Net realized and unrealized loss .................          (0.19)               (0.63)            (0.71)           (0.03)
                                                             -----                -----             -----            -----
Total income from investment operations ...........           0.17                 0.09              0.05             0.04
                                                             -----                -----             -----            -----
Less dividends from net investment income .........          (0.38)               (0.74)            (0.71)           (0.05)
                                                             -----                -----             -----            -----
Net asset value, end of period ....................          $5.30                $5.51             $6.16            $6.82
                                                             =====                =====             =====            =====
TOTAL RETURN + ....................................           3.32%(1)             1.47%             0.40%            0.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           0.64%(2)(3)          0.68%(3)          0.75%(3)         0.93%(2)
Net investment income .............................          13.47%(2)(3)         12.42%(3)         11.30%(3)        11.80%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $72,185              $68,667           $30,678           $1,996
Portfolio turnover rate ...........................              9%                  36%               66%             113%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Highlights, continued


                                                                                                            FOR THE PERIOD
                                               FOR THE SIX           FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                               MONTHS ENDED              ENDED               ENDED              THROUGH
                                            FEBRUARY 29, 2000      AUGUST 31, 1999     AUGUST 31, 1998     AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------
                                               (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......        $5.50                 $6.15               $6.82             $6.83
                                                    -----                 -----               -----             -----
Income (loss) from investment operations:
 Net investment income .....................         0.34                  0.69                0.73              0.07
 Net realized and unrealized loss ..........        (0.19)                (0.64)              (0.72)            (0.03)
                                                    -----                 -----               -----             -----
Total income from investment operations ....         0.15                  0.05                0.01              0.04
                                                    -----                 -----               -----             -----
Less dividends from net investment income ..        (0.36)                (0.70)              (0.68)            (0.05)
                                                    -----                 -----               -----             -----
Net asset value, end of period .............        $5.29                 $5.50               $6.15             $6.82
                                                    =====                 =====               =====             =====
TOTAL RETURN + .............................         3.02%(1)              0.92%              (0.23)%            0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...................................         1.24%(2)(3)           1.24%(3)            1.25 %(3)         1.42%(2)
Net investment income ......................        12.87%(2)(3)          11.86%(3)           10.80 %(3)        11.28%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....   $1,760,447            $1,927,186          $1,761,147           $15,828
Portfolio turnover rate ....................            9%                   36%                 66 %             113%


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Highlights, continued


                                                                                                                FOR THE PERIOD
                                                          FOR THE SIX         FOR THE YEAR      FOR THE YEAR    JULY 28, 1997*
                                                         MONTHS ENDED            ENDED             ENDED            THROUGH
                                                       FEBRUARY 29, 2000    AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
CLASS C SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $5.51                $6.15             $6.82            $6.83
                                                            -----                -----             -----            -----
Income (loss) from investment operations:
 Net investment income ............................          0.34                 0.68              0.72             0.07
 Net realized and unrealized loss .................         (0.19)               (0.62)            (0.72)           (0.03)
                                                            -----                -----             -----            -----
Total income from investment operations ...........          0.15                 0.06                 -             0.04
                                                            -----                -----             -----            -----
Less dividends from net investment income .........         (0.36)               (0.70)            (0.67)           (0.05)
                                                            -----                -----             -----            -----
Net asset value, end of period ....................         $5.30                $5.51             $6.15            $6.82
                                                            =====                =====             =====            =====
TOTAL RETURN + ....................................          2.97%(1)             0.99%            (0.34)%           0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.34%(2)(3)          1.34%(3)          1.36 %(3)        1.52%(2)
Net investment income .............................         12.77%(2)(3)         11.76%(3)         10.69 %(3)       11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $103,091             $109,142           $56,626           $5,225
Portfolio turnover rate ...........................             9%                  36%               66 %            113%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Yield Securities Inc.
Financial Highlights, continued


                                                    FOR THE SIX
                                                    MONTHS ENDED
                                                FEBRUARY 29, 2000++
----------------------------------------------------------------------
                                                  (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........          $5.51
                                                        -----
Income (loss) from investment operations:
 Net investment income .......................           0.36
 Net realized and unrealized gain (loss) .....          (0.19)
                                                        -----
Total income from investment operations ......           0.17
                                                        -----
Less dividends from net investment

 income ......................................          (0.38)
                                                        -----
Net asset value, end of period ...............          $5.30
                                                        =====
TOTAL RETURN + ...............................           3.40%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................           0.49%(2)(3)
Net investment income ........................          13.62%(2)(3)
SUPPLEMENTAL DATA:

Net assets, end of period, in thousands ......       $309,921
Portfolio turnover rate ......................              9%




                                                                       FOR THE YEAR ENDED AUGUST 31,
                                               --------------------------------------------------------------------------
                                                    1999++           1998++         1997*          1996           1995
-------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $6.16            $6.82          $6.71          $6.77          $6.83
                                                    -----            -----          -----          -----          -----
Income (loss) from investment operations:
 Net investment income .......................       0.74             0.78           0.79           0.83           0.80
 Net realized and unrealized gain (loss) .....      (0.64)           (0.71)          0.15          (0.12)         (0.06)
                                                    -----            -----          -----          -----          -----
Total income from investment operations ......       0.10             0.07           0.94           0.71           0.74
                                                    -----            -----          -----          -----          -----
Less dividends from net investment
 income ......................................      (0.75)           (0.73)         (0.83)         (0.77)         (0.80)
                                                    -----            -----          -----          -----          -----
Net asset value, end of period ...............      $5.51            $6.16          $6.82          $6.71          $6.77
                                                    =====            =====          =====          =====          =====
TOTAL RETURN + ...............................       1.67%            0.63%         15.01%         11.07%         11.98%

RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................       0.49%(1)         0.51%          0.68%          0.66%          0.79%
Net investment income ........................      12.61%(1)        11.54%         11.78%         12.27%         12.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......   $333,714         $400,582       $479,020       $460,203       $455,445
Portfolio turnover rate ......................         36%              66%           113%            49%            74%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
HIGH YIELD
SECURITIES



[GRAPHIC OMITTED]


SEMIANNUAL REPORT
February 29, 2000